22. Leasing transactions (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Contingent payments
DisclosureOfLeasingTransactionsLineItems [Line Items]
Lease expenses (income)	R$ 484	R$ 504
Non contingent payments
DisclosureOfLeasingTransactionsLineItems [Line Items]
Lease expenses (income)	453	368
Sublease rentals
DisclosureOfLeasingTransactionsLineItems [Line Items]
Lease expenses (income)	R$ (174)	R$ (145)